Annual Fund Operating Expenses - Campbell Systematic Macro Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.64%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	2.00%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.64%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	1.75%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.64%
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[2]
Expenses (as a percentage of Assets)	2.85%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	2.75%

[1]	The Fund has adopted a distribution plan for Class A Shares and Class C Shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class A Shares and payments of up to 1.00% as a percentage of average daily net assets of the Fund’s Class C Shares.
[2]	“Other Expenses” includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.
[3]	Effective July 1, 2026, Campbell & Company Investment Adviser LLC ("Campbell" or the "Adviser") has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 1.75%, and 2.75% of the Fund’s average daily net assets for Class A Shares, Class I Shares, and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%, 1.75%, and 2.75%, as applicable: brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2027 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total Annual Fund Operating Expenses (not including brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, 1.75%, and 2.75%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement and the expense limitations that are currently in effect.